	Vanguard International Portfolio

	Schedule of Investments (unaudited)
	As of September 30, 2019

			Market
			Value
		Shares	($000)
	Common Stocks (96.7%)1
	Australia (0.3%)
	Brambles Ltd.	1,398,897	10,773

	Austria (0.4%)
	Erste Group Bank AG	441,544	14,593

	Belgium (1.2%)
	Umicore SA	1,104,858	41,745

	Brazil (0.7%)
	Raia Drogasil SA	493,979	11,391
	B3 SA - Brasil Bolsa Balcao	1,077,538	11,315
			22,706
	Canada (1.0%)
	Toronto-Dominion Bank	309,239	18,031
^	Nutrien Ltd.	325,967	16,239
			34,270
	China (15.9%)
*	Alibaba Group Holding Ltd. ADR	998,456	166,972
	Tencent Holdings Ltd.	3,976,600	166,333
*	Baidu Inc. ADR	406,655	41,788
*	TAL Education Group ADR	1,193,376	40,861
	Ping An Insurance Group Co. of China Ltd.	3,489,500	40,107
*	Meituan Dianping Class B	3,419,383	34,923
*	Ctrip.com International Ltd. ADR	810,093	23,728
	China Mengniu Dairy Co. Ltd.	3,302,000	12,360
	China Pacific Insurance Group Co. Ltd.	3,210,200	11,779
^,*	iQIYI Inc. ADR	338,741	5,464
^,*	NIO Inc. ADR	1,659,408	2,589
			546,904
	Denmark (3.0%)
*	Genmab A/S	258,566	52,536
	Vestas Wind Systems A/S	224,627	17,426
	Chr Hansen Holding A/S	163,100	13,817
	Novozymes A/S	225,473	9,484
^	Ambu A/S Class B	517,256	8,555
			101,818
	France (7.8%)
	Kering SA	131,380	66,950
	L'Oreal SA	219,591	61,413
	Schneider Electric SE	481,591	42,111
	EssilorLuxottica SA	186,261	26,855
^	TOTAL SA	503,015	26,190
	Danone SA	294,232	25,917
	Vivendi SA	660,487	18,073
			267,509
	Germany (6.6%)
*,2	Zalando SE	1,013,535	46,278

*,2	Delivery Hero SE	595,180	26,423
	Bayerische Motoren Werke AG	307,188	21,634
	SAP SE	152,275	17,919
	adidas AG	53,518	16,659
*	HelloFresh SE	1,072,370	16,268
	Infineon Technologies AG	872,726	15,680
	BASF SE	222,170	15,534
	GEA Group AG	486,719	13,131
	Continental AG	99,186	12,726
*	MorphoSys AG	67,732	7,468
*,2	Rocket Internet SE	278,557	7,194
^,*	Jumia Technologies AG ADR	644,932	5,114
*	AIXTRON SE	274,000	2,797
*	Home24 SE	194,547	665
			225,490
Hong Kong (4.0%)
	AIA Group Ltd.	11,147,400	105,132
	Jardine Matheson Holdings Ltd.	318,702	17,056
	Hong Kong Exchanges & Clearing Ltd.	490,260	14,369
			136,557
India (2.0%)
	Housing Development Finance Corp. Ltd.	1,021,362	28,509
*	HDFC Bank Ltd.	1,084,890	18,801
	Zee Entertainment Enterprises Ltd.	3,175,656	11,904
*,§,3	ANI Technologies	19,170	5,748
	Larsen & Toubro Ltd.	215,251	4,481
			69,443
Indonesia (0.4%)
	Bank Central Asia Tbk PT	6,417,700	13,721

Israel (0.3%)
*	Check Point Software Technologies Ltd.	90,153	9,872

Italy (2.8%)
	Ferrari NV	519,887	80,226
	Fiat Chrysler Automobiles NV	1,376,016	17,830
			98,056
Japan (11.0%)
	M3 Inc.	2,274,000	55,030
	SMC Corp.	121,600	52,267
	SoftBank Group Corp.	929,400	36,674
	Nintendo Co. Ltd.	72,200	26,894
	Nidec Corp.	187,500	25,391
	Recruit Holdings Co. Ltd.	692,500	21,158
	Bridgestone Corp.	536,300	20,871
	Sony Corp.	322,300	19,051
	Takeda Pharmaceutical Co. Ltd.	473,400	16,245
	Sekisui Chemical Co. Ltd.	999,000	15,546
	Pigeon Corp.	319,600	13,234
	Keyence Corp.	21,200	13,196
	Kubota Corp.	784,800	11,936
	Toyota Motor Corp.	157,200	10,558
	SBI Holdings Inc.	477,700	10,278
	Murata Manufacturing Co. Ltd.	210,300	10,193
	ORIX Corp.	666,000	9,963

Suzuki Motor Corp.	206,100	8,780
377,265
Netherlands (6.0%)
ASML Holding NV	749,346	185,849
Koninklijke Philips NV	435,949	20,145
205,994
Norway (0.8%)
DNB ASA	825,746	14,556
Norsk Hydro ASA	3,620,613	12,749
27,305
Other (0.4%)
4	Vanguard FTSE All-World ex-US ETF	298,796	14,910

Singapore (0.4%)
Oversea-Chinese Banking Corp. Ltd.	1,768,100	13,900

South Korea (1.8%)
Samsung Electronics Co. Ltd.	697,196	28,546
^,*	Celltrion Inc.	177,873	24,334
Samsung SDI Co. Ltd.	54,985	10,236
63,116
Spain (3.1%)
Industria de Diseno Textil SA	2,100,029	64,991
Banco Bilbao Vizcaya Argentaria SA	7,806,381	40,636
105,627
Sweden (4.0%)
*	Spotify Technology SA	301,398	34,359
Atlas Copco AB Class A	883,241	27,198
Kinnevik AB	820,157	21,563
Svenska Handelsbanken AB Class A	2,280,289	21,332
Assa Abloy AB Class B	684,655	15,221
SKF AB	588,989	9,726
Elekta AB Class B	668,047	8,791
138,190
Switzerland (5.1%)
Roche Holding AG	180,468	52,546
Nestle SA	435,362	47,217
Novartis AG	243,961	21,172
Lonza Group AG	53,437	18,084
Cie Financiere Richemont SA	223,139	16,353
Temenos AG	83,795	14,031
Straumann Holding AG	5,972	4,885
174,288
Taiwan (1.0%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3,832,000	34,034

Thailand (0.3%)
Kasikornbank PCL	1,924,000	9,847

Turkey (0.2%)
*	Turkiye Garanti Bankasi AS	3,589,102	6,480

United Kingdom (6.8%)
Rolls-Royce Holdings plc	4,382,443	42,584
Diageo plc	846,006	34,560

*	Ocado Group plc			2,006,904	32,644
	Royal Dutch Shell plc Class A			631,938	18,532
	BHP Group plc			809,777	17,296
	Burberry Group plc			636,015	16,989
	Smith & Nephew plc			686,615	16,535
	GlaxoSmithKline plc			644,916	13,824
	Whitbread plc			210,873	11,130
	Lloyds Banking Group plc			16,061,644	10,648
	Next plc			124,528	9,466
	Bunzl plc			214,887	5,617
^,*,2	Aston Martin Lagonda Global Holdings plc			608,572	3,946
					233,771
United States (9.4%)
*	Amazon.com Inc.			67,094	116,469
*	MercadoLibre Inc.			153,825	84,793
*	Illumina Inc.			223,073	67,863
^,*	Tesla Inc.			178,353	42,960
*	Booking Holdings Inc.			5,145	10,098
					322,183
Total Common Stocks (Cost $2,589,392)					3,320,367
Preferred Stocks (0.5%)
*,§,3,5 You & Mr. Jones				5,200,000	15,704
*,§,3,5 CureVac GmbH				1,452	2,252
Total Preferred Stocks (Cost $8,759)					17,956
		Coupon
Temporary Cash Investments (5.6%)1
Money Market Fund (5.5%)
6,7	Vanguard Market Liquidity Fund	2.098%		1,877,933	187,812

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	1.954%	11/7/19	500	499
8	United States Treasury Bill	2.048%	11/21/19	4,500	4,489
					4,988
Total Temporary Cash Investments (Cost $192,806)					192,800
Total Investments (102.8%) (Cost $2,790,957)					3,531,123
Other Assets and Liabilities-Net (-2.8%)9					(96,718)
Net Assets (100%)					3,434,405

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $102,082,000.
* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.7% and 3.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the aggregate value of these securities was $83,841,000, representing 2.4% of net assets.
3 Restricted securities totaling $23,704,000, representing 0.7% of net assets. See Restricted Securities table for additional information.
4 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
5 Perpetual security with no stated maturity date.

6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
7 Collateral of $107,498,000 was received for securities on loan.
8 Securities with a value of $3,641,000 have been segregated as initial margin for open futures contracts.
9 Cash of $640,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.

Restricted Securities as of Period End

Security Name		Acquisition Date		Acquisition Cost ($000)
You & Mr. Jones		September 2015		5,200
CureVac GmbH		October 2015		3,559
ANI Technologies		December 2015		5,969

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	December 2019	643	24,915	304
Topix Index	December 2019	122	17,918	647
FTSE 100 Index	December 2019	165	14,979	162
S&P ASX 200 Index	December 2019	94	10,599	42
				1,155

International Portfolio

Forward Currency Contracts
	Contract		Contract Amount (000)			Unrealized	Unrealized
	Settlement					Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Bank of America N.A.	12/24/19	EUR	29,164	USD	32,329	—	(324)

Bank of America N.A.	12/16/19	JPY	3,015,754	USD	28,064	—	(11)
Toronto-Dominion Bank	12/24/19	AUD	22,412	USD	15,406	—	(238)
Bank of America N.A.	12/24/19	GBP	11,735	USD	14,629	—	(148)
Bank of America N.A.	12/24/19	USD	9,783	EUR	8,825	98	—
Royal Bank of Canada	12/16/19	USD	7,005	JPY	753,155	—	(1)
Bank of America N.A.	12/24/19	USD	5,623	AUD	8,177	89	—
Goldman Sachs International	12/16/19	USD	1,629	JPY	175,065	1	—
Morgan Stanley Capital
Services LLC	12/16/19	USD	723	JPY	77,000	6	—
						194	(722)

AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in
Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as

International Portfolio

unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity.
The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The portfolio enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance.
In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset
(liability).

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

International Portfolio

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments and derivatives as of
September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	379,159	—	—
Common Stocks—Other	345,657	2,589,803	5,748
Preferred Stocks	—	—	17,956
Temporary Cash Investments	187,812	4,988	—
Futures Contracts—Assets[1]	459	—	—
Futures Contracts—Liabilities[1]	(234)	—	—
Forward Currency Contracts—Assets	—	194	—
Forward Currency Contracts—Liabilities	—	(722)	—
Total	912,853	2,594,263	23,704
1 Represents variation margin on the last day of the reporting period.

E. Transactions during the period in investments where the issuer is another member of The
Vanguard Group were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds					Sept. 30,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	183,216	NA1	NA1	14	7	1,601	—	187,812
Vanguard FTSE All-
World ex-US ETF	13,619	—	—	—	1,291	324	—	14,910
Total	196,835			14	1,298	1,925	—	202,722
1 Not applicable—purchases and sales are for temporary cash investment purposes.